15. EQUITY (Details) (USD $)	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Shares
Outstanding at beginning of period	3,369,050
Issued	110,080,000
Exercised
Forfeited	(300,000)
Expired	(792,000)
Outstanding at end of period	112,357,050
Exerciseable at end of period	112,357,050	4,903,333
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 0.307
Issued	$ 0.1
Exercised
Forfeited	$ (0.200)
Expired	$ (0.500)
Outstanding at end of period	$ 0.173